GCAT NQM DEPOSITOR II, LLC ABS-15G

Exhibit 99.29

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	2023090004	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect. (Open) Disclosures Federal Missing- The Home Loan Toolkit is missing. Although the first page of the disclosure was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090059	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XXXX%. The APR threshold is 4.530%. The loan is compliant with XXXX limitations and prohibited practices.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090061	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090069	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan has an APR of XXXX%. The APR threshold is 4.150%. The loan is compliant with XXXX limitations and prohibited practices.

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM, dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090062	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs- The income/employment is not documented properly according to guides. According to guidelines a year to date Profit and Loss statement is required for self employed borrowers in addition to a signed CPA letter. Neither of which were present in the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090102	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090060	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090079	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan has an APR of XXXX%. The APR threshold is 4.73%. The loan is compliant with XXXX limitations and prohibited practices.

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090072	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Contract-

The file contained no evidence of a properly executed sales contract Addendum. The purchase contract reflects an EMD requirement of XXXX. The final CD dated XX/XX/XXXX and executed by the borrower(s) does not reflect receipt of the XXXX EMD. The Sellers Closing Disclosure dated XX/XX/XXXX and executed by the seller does not reflect the XXXX EMD as indicated on the purchase contract. The loan file did not contain a properly executed Amendment removing the borrower(s) obligation to provide an initial EMD of XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Borrower's total documented funds are more than sufficient to cover required funds reflected on the CD. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090076	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	2023090089	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090077	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal. This results in a cost to cure of XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	2023090078	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090106	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - SPL - Late-

A written list of Service Providers was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. Non-material defect.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to clear the defect. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Late HOC Disclosure-

The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. Non-material defect.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to clear the defect. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to clear the defect. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. If an application is taken by the Broker or the Lender, an LE must be provided within 3 days of the application date. The 1003 provided in the loan file has an initial application date of XX/XX/XXXX. If this is the Brokers application it is still the responsibility of the Lender to ensure a LE was provided to the borrower within 3 days of application date XX/XX/XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test because the loan failed the initial LE test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to clear the defect. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test because the loan failed the initial LE test. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to clear the defect. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Because the loan failed the Initial LE test, the comparable fees for this loan will be XXXX, regardless of the actual values on the disclosure, resulting in a 10% tolerance violation. A cost to cure in the amount of XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Assets Misc- The borrowers bank statement indicates that it is joint account. An access letter from the joint account holders confirming access to 100% of the funds was not provided. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	2023090104	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The loan file contains an appraisal with an appraised value of XXXX, however the loan file contains an AVM from XXXX with an estimated value of XXXX, which is a difference of XXXX% Response 1 (XX/XX/XXXX XX:XXPM) The AVM must support the appraised value within 10%, regardless of the purchase price. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	2023090090	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	2023090095	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090066	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan is compliant with XXXX limitations and prohibited practices.

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090073	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090091	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090082	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090068	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Program Parameters- The subject loan does not meet Program Parameters for CPA PTIN. Guidelines require a PTIN number for the CPA; however, there is no documentation in the loan file for PTIN, as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090080	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The AVM in the loan file reflected a value of XXXX which does not support within 10% of the appraised value of XXXX. Response 1 (XX/XX/XXXX XX:XXPM) AVM must be within 10% of the appraised value, regardless of purchase price. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	2023090088	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certainconditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if theadditional conditions are met. The loan is compliant with XXXX limitations and prohibited practices

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090083	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) HMDA- The Government Monitoring Section on the application was not completed. The Ethnicity section for the Co-Borrower was not completed. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090093	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Note- Title to the Property is held in Trust, but the Trust Document is missing. Unable to determine if signatures on Note are accurate. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Inaccurate Mortgage- Title to the Property is held in Trust, but the Trust Document is missing. Unable to determine if signatures on Mortgage are accurate. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Miscellaneous- Miscellaneous. There are additional observations that could impact the credit decision and/or quality of the loan. The loan closed in the name of XXXX. The guidelines require the trust to be reviewed and approved by Lender's counsel. The loan file contains no Trust documentation or indication trust documents were reviewed/ approved. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	2023090075	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090064	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Title Commitment / Title Policy- The title commitment/policy is incomplete/missing. The title commitment does not indicate a proposed loam amount of proposed coverage amount. Unable to determine if title insurance amount is sufficient to cover the loan amount. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090100	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Program Parameters- The subject loan does not meet Program Parameters for LTV. The subject was a cash out refinance with a Note amount of XXXX and closed with an LTV of XXXX%. Per the lender guidelines, the maximum LTV for a cash out refinance with loan amounts between $100,000 to $2,500,000 was 65%. LTV exceeded the guideline parameters. Response 1 (XX/XX/XXXX XX:XXPM) Guides utilized at review reflect a maximum LTV of 65%. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090085	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	2023090081	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090084	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090086	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The guidelines require the borrower to provide a homeowner insurance policy with replacement cost coverage. The subject loan amount is XXXX. The evidence of HOI in the loan file indicates a total coverage of XXXX which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of HOI.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a Second Appraisal dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090087	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090070	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence 3 months reserves totaling XXXX (XXXX PITIA x 3 months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction of which XXXX was required to be liquid. The loan file contained XXXX and corresponding donor cancelled checks totaling XXXX. However, the Borrower(s) receipt of gift funds was not evident in the loan file. As a result there was a XXXX shortage of verified liquid assets and a reserve shortage of XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Application-

The final application is either inaccurate, missing or not signed as required by guides. The loan file does not contain a copy of the final 1003 executed by the borrower.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090092	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). Transfer Taxes increased on XX/XX/XXXX without a valid COC. This results in a cost to cure of XXXX in which XXXX was cured at closing. There is a remaining cost to cure in the amount of XXXX required. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. A fee paid by lender cannot be considered both a lender credit and a reimbursement. The Transfer Taxes increased by XXXX. The Initial LE reflects a Lender Credit in the amount of XXXX. The Final CD has a general Lender Credit in the amount of XXXX and an itemized credit in the amount of XXXX applied to the Property Value Report. If in fact XXXX of the Lender Credit is a reimbursement, this will result in a Lender Credit that cannot decrease material fail in the amount of XXXX. A cost to cure in the amount of XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The CD issued on XX/XX/XXXX the Transfer Taxes increased XXXX but total credit only increased by XXXX. A total of XXXX was required, a reimbursement of XXXX and a Lender Credit of XXXX was required to be issued. A cost to cure in the amount of XXXX is required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD- Section B incorrect payee-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX; 2nd Appraisal and Appraisal Final Inspection.

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. The AVM is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Valuation aside, both appraisals must be inside of the expiration date to be valid. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Awaiting CDA. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
XXXX	2023090098	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090099	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	2023090097	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090094	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090101	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090111	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
XXXX	2023090096	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090103	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090108	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The subject property is located in Flood Zone XXXX per the Flood Certificate. The appraisal incorrectly indicates the property is located in Flood Zone XXXX. The guidelines indicate that properties located in a Flood Zone must obtain Flood insurance with coverage of at least the lower of: 100% of the replacement cost of the insurable value of the improvements, the unpaid principal balance of the mortgage loan or the maximum insurance available from the NFIP. The evidence of flood insurance provided by the borrower(s) has no replacement cost coverage and the dwelling coverage is XXXX. The current loan amount is XXXX. The loan file does not contain evidence of sufficient flood insurance.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. The guidelines indicate an AVM is required to be run on all loans. The loan file does contain a CDA dated XX/XX/XXXX supporting the appraised value of XXXX. However, the loan file does not contain an AVM supporting the current appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	2023090107	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090105	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Title Commitment / Title Policy-

The title commitment/policy is incomplete/missing. The proposed loan amount indicated on the title commitment is not sufficient to cover the loan amount.

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The lowest appraisal received indicates a value of XXXX as of XX/XX/XXXX. With a loan amount of XXXX the LTV is XXXX%. Based on program guidelines the maximum LTV allowed is 65.000%.

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
Title does not address the defect. (Upheld)

(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The file contained a a General Liability Insurance Policy that does not indicate it includes Hazard Insurance or rental loss coverage.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second full appraisal, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090116	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) REO PITI-

The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented. The guidelines indicate that verification of properties owned free & clear is required. The final 1003 REO schedule reflects a rental property located at XXXX; and listed as having no current mortgage. The loan file does not contain documentation that supports the property is owned free & clear.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Application-

The final application is either inaccurate, missing or not signed as required by guides. The guidelines indicate the REO schedule is to be completed with the following information for each property owned by the borrower(s); present market value, amount of mortgages/ liens, gross rental income, mortgage payments and/or any other no escrowed expenses. The REO schedule list the borrowers rental property located at XXXX; however the properties current market value was not provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject transaction was a cash out refinance paying off a 1st lien mortgage. A HELOC in the amount of XXXX with a XXXX balance to PHH reflects as a lien against the subject property. The HELOC was scheduled to be closed. The loan file does not contain an executed HELOC Closure letter from the borrower directing the HELOC account to be closed.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090178	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090142	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090135	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- State Testing. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090130	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) HMDA- The HMDA/Government Monitoring Information section of the application is incomplete. The Ethnicity section was not completed.	(Clear) REO PITI- The borrower owns an additional investment property located on XXXX. The loan application indicated this property was owned free and clear. The lender guidelines required verification of properties owned free and clear. Additionally, the lender guidelines required a Borrowers Certification Business Purpose of Investment property. Documentation to support there are no mortgages or liens on this property and the Borrower Certification of Business Purpose of Investment property were not as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	2023090195	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) Reserve Assets-

Reserve Assets. Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
HOI invoice indicates Insurance was paid 2 days prior to closing, which is after bank statements were dated. Method of payment is required and evidence the payment did not reduce other documented funds. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	2023090148	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090210	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090162	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090170	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090177	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves and XXXX shortage in total assets.

Response 1 (XX/XX/XXXX XX:XXPM)
The shortage of XXXX was due to no evidence that the XXXX appraisal payment and XXXX insurance premium had cleared. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	2023090188	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Contract- The file contained no evidence of a properly executed sales contract.(contract is missing) The Final CD reflects Seller Concessions credited to the borrower in the amount of XXXX. The purchase contract does not reflect Seller Concessions and there is no addendum to the purchase contract in the file. The loan file does not contain a purchase contract addendum for the XXXX Seller Concessions reflected on the Final CD. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090146	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence 6 months reserves totaling XXXX (XXXX PITIA x 6 months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction of which XXXX was required to be liquid. The loan file contained evidence of XXXX in liquid assets including the earnest money deposit of XXXX. The originating underwriter included XXXX in assets from a XXXX investment account (XXXX), evidenced by an account statement dated XX/XX/XXXX. However, XXXX of those funds were transferred to the borrower(s) XXXX Checking account (XXXX) on XX/XX/XXXX in (XXX) increments of XXXX each. As a result there was a XXXX shortage of verified liquid assets and XXXX in reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090173	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The AVM in the file dated XX/XX/XXXX reflected a value of XXXX which is a XXXX% variance from the appraised value of XXXX. The loan file did not contain a CDA or 2nd appraisal. Response 1 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	2023090123	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters- The subject loan does not meet Program Parameters for LTV on a cash-out refinance on a Primary Property. Per guidelines the maximum LTV on a cash-out refinance with a borrower credit score XXX or under is XXXX%. The subject loan closed on XX/XX/XXXX with an LTV of XXXX% and a borrower credit score of XXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The loan file contains an AVM dated XX/XX/XXXX with an estimated value of XXXX which is XXXX% less then the appraised value of XXXX. Response 1 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	2023090198	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090124	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Additional Credit Report fee and the Natural Disaster Inspection Fee. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

(Clear) Income Docs-

The income/employment is not documented properly according to guides. The Borrower is self employed and being qualified under the XXXX program. The guidelines require a CPA/Accountant/Tax Preparer’s letter stating the borrower’s position/title, ownership percentage, and business inception date. In addition, the letter must be dated and signed on the firm’s letterhead. The CPA must include their contact information and must have a valid PTIN (preparer tax identification number). The loan file contains a CPA Letter dated XX/XX/XXXX that confirms the borrower is the President of the company and the the Borrower personal and business contact information. The loan file does not contain a CPA Letter that verifies or confirms the borrower’s ownership percentage or business inception date. Also, the loan file does not contain documentation to support a satisfactory quality control check of the CPA/Accountant/Tax Preparer PTIN validity.

Response 1 (XX/XX/XXXX XX:XXPM)
CPA Letter provided is too old. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	2023090169	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt. The loan is compliant.

(Open) HMDA-

The HMDA/Government Monitoring Information section of the application is incomplete. The Race section was not completed.

(Open) TRID CD- Section B incorrect payee-

The loan contains the following fee, Property Condition Report, where 'compensation to' does not reflect a Payee on the revised CD.

								(Clear) Income Docs- The income/employment is not documented properly according to guides. The borrower is a wage earner and per guidelines a Written Verification of Employment is required verifying 2 years of employment and current income. The VVOE provided employment dates; however, the file did not contain any documentation to verify the income. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	2023090161	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090172	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090125	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090128	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090171	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) Resident Alien- The borrower indicates Non-Permanent Resident Alien status; however, the file contains no evidence documenting valid employment authorization or VISA as required by guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	2023090213	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous-

The Lender's guidelines required verification of no late mortgage payments for all properties within the last 12 months. The loan file contained mortgage statements confirming payments made for the primary residence and one rental property, but there was no confirmation that payments were made on time for the two rental properties in XXXX. The credit report only reports these payment history through XX/XX/XXXX, with no supplement to confirm payments made on time through closing date of XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090156	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090185	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Red Flags not fraud- Red Flags were missed and/or not addressed by the underwriter. The credit report reflected Fraud Alert which was not documented in the loan file that the lender investigated and confirmed with the borrower. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090168	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090134	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090184	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant. (Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090197	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090152	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount, Transfer Taxes increased. Your total tolerance violation is XXXX. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. The Purchase Contract was signed by the Borrower on XX/XX/XXXX, The Purchase Contract addresses a Certificate of Occupancy and closing costs in section 9. The fact that the property was New Construction and that Transfer Taxes were to be paid by Buyer and Seller were known at that time. A cost to cure in the amount of XXXX remains (Upheld).

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	2023090164	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) Inc Misc- The borrower is self-employed. Per the guidelines, the lender is required to complete a quality control search validating the CPA. However; the file does not contain any documentation for validation. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	2023090166	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090199	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- State Testing. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090131	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- State Testing. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) Reserve Assets-

Sufficient reserves and assets to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves, XXXX in Total Asset Shortage and XXXX in Liquid Asset Shortage.

Response 1 (XX/XX/XXXX XX:XXPM)
Credit was given at review for the XXXX EMD. The only new payment provided was the XXXX HOI policy. Total assets required XXXX POC + XXXX EMD + XXXX cash to close + XXXX reserves = XXXX. Total documented assets XXXX POC + XXXX EMD + XXXX cash in banks = XXXX. Assets are still short by XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Bank Statements attached in rebuttal. XXXX XXXX - XXXX. XXXX XXXX XXXX - XXXX. XXXX XXXX XXXX. Total of XXXX accounts equals XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	2023090129	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090154	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Contract Concessions- The CD reflected Seller Concessions of XXXX. However, the Purchase Contract only reflected seller concessions of XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090139	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090193	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Missing HOC Disclosure- The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.	(Clear) Income Docs- The loan file is missing the 12 month Profit and Loss Statement. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Inc Misc- The borrower is self-employed. Per the guidelines, the lender is required to complete a quality control search validating the CPA. However; the file does not contain any documentation for validation. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	2023090136	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value within variance.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090121	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090132	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090133	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090144	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090122	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Missing Mortgage- The mortgage is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	4	1	1	1	4	1	1	1	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A
XXXX	2023090182	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090176	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090151	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers. (Open) State Testing- State Testing. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
XXXX	2023090127	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) Income Docs-

Income Docs. The income/employment is not documented properly according to guides. The Borrower is self employed and being qualified under the Lite Doc program. The guidelines require a CPA/Accountant/Tax Preparer’s letter stating the borrower’s position/title, ownership percentage, and business inception date. In addition, the letter must be dated and signed on the firm’s letterhead. The CPA must include their contact information and must have a valid PTIN (preparer tax identification number). The loan file contains a CPA Letter dated XX/XX/XXXX that confirms the borrower is currently self employed as a carpenter. The loan file does not contain a CPA Letter that verifies or confirms the borrower’s ownership percentage. Also, the loan file does not contain documentation to support a satisfactory quality control check of the CPA/Accountant/Tax Preparer PTIN or it's validity.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Resident Alien-

The loan file does not contain sufficient documentation to evidence borrower's residency. The 1003 indicates the Borrower is a Non-Permanent Resident. The guidelines indicates Non-Permanent Residents are permitted with a valid Employment Authorization or VISA. The loan file contains the Borrower's passport from Ecuador; but does not contain a valid Employment Authorization or VISA.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	2023090160	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090140	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Flood Cert- The flood certificate is missing. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The loan file contains an AVM dated XX/XX/XXXX with an estimated vale of XXXX, which is XXXX% greater than the appraised value of XXXX. Response 1 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	2023090147	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The AVM dated XX/XX/XXXX reflected a value of XXXX, which is an XXXX% variance from the appraised value of XXXX. The loan file did not contain a 2nd appraisal or CDA. Response 1 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	2023090150	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090191	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage-

The Security Instrument was not fully executed by the spouse.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The non-titled spouse must sign and have their signatures acknowledged and notarized on the recorded mortgage or other security instrument. This is a requirement so that any potential homestead interest may be foreclosed in the event it becomes necessary. (see Art X 4 Fla. Const.). Additionally, per Schedule B Requirements to title insurance 4B states a Mortgage from Borrower joined by spouse if married to the proposed insured mortgagee. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Closing Information/File number Info-

The CD issued on XX/XX/XXXX does not reflect the File number. Non-material defect.

								(Clear) Inc Misc- The borrower is self-employed. Per the guidelines, the lender is required to complete a quality control search validating the business as well as the CPA, also confirming CPA has a valid PTIN. However; the file does not contain any documentation for validation of business, CPA and PTIN number. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	2023090163	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090194	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090200	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090192	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The estimate of cost new is XXXX. The evidence of HOI in the loan file indicates a total coverage of XXXX, which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of HOI. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090187	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- State Testing. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. The Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090141	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090138	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090155	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) State Testing-

This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Because the change occurred prior to XX/XX/XXXX and consumer was not provided the disclosure within 3 days of the change, the addition of the following fee was not accepted as valid: Property Condition Report on the revised CD issued XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' does not reflect a payee on the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

								(Clear) Hazard Insurance- Hazard Insurance. The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The estimate of cost new is XXXX. The evidence of HOI in the loan file indicates a total coverage of XXXX, which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of HOI. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	2023090149	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090165	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090153	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Initial LE Delivery Date (from application)-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on 7/14/2021 was disclosed within 3 business days of the application date.

Response 1 (01/18/2022 11:31AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the SPL issued on XX/XX/XXXX was disclosed within 3 business days of the application date.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Late HOC Disclosure-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on XX/XX/XXXX was disclosed within 3 business days of the application date.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Inaccurate Mortgage-

There is an individual on the Security Instrument who signed as an agent under a Power of Attorney but the Power of Attorney is missing.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	2023090145	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt. Loan is compliant.	(Clear) Assets- The file did not contain evidence the borrower had the proper amount of funds required. The subject loan required a total of XXXX in verified assets, a combination of XXXX total cash to close including earnest money and POC's and XXXX reserves. The loan contained a verified XXXX resulting in a XXXX shortage of assets. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	2023090181	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	2023090157	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Contract Concessions- Excessive seller concessions. Seller contribution of XXXX exceeds seller contribution allowed of XXXX Response 1 (XX/XX/XXXX XX:XXPM) LTV is still within guidelines. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090159	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Debts-

The real estate debts reflected on the final 1008/1003 are incorrect or are not supported by the documentation in the file. Audit underwriter was unable to match the proposed monthly payment for the property listed on the 1008.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Debts Missing/Increased still within tolerances-

The DTI did not reflect all of the borrower's debts per the credit report. Audit 1008 indicates credit report debt not including real estate as XXXX. Audit 1008 includes debts not including real estate of XXXX. It appears XXXX with a current balance of XXXX and monthly payment of XXXX was excluded, however supporting documentation was not provided and debt is listed on the final application.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	2023090041	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Revised CD - No Waiting Period-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. The CD issued on XX/XX/XXXX was signed by the borrower but nor dated. There is no way to determine when the revised CD was signed. Evidence the CD was signed om XX/XX/XXXX by the borrower is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. The CD issued on XX/XX/XXXX was signed by the borrower but nor dated. There is no way to determine when the revised CD was signed. Evidence the CD was signed om XX/XX/XXXX by the borrower is required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Initial CD issued on XX/XX/XXXX and received by the borrower on XX/XX/XXXX has been provided and passes timing. A CD issued on XX/XX/XXXX and signed by the borrower on the day of closing, XX/XX/XXXX, has also been provided in the loan file. The Cash-to-Close and fees on the CD issued on XX/XX/XXXX do not match the CD issued on XX/XX/XXXX and the regulation states that the creditor is responsible for ensuring that the consumer(s) receives the most recent revised CD prior to consummation. evidence the borrower received the CD issued on XX/XX/XXXX on or prior to XX/XX/XXXX is required. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. Per 1026.19 f 2 i, the creditor must ensure that the consumer receives the revised CD at or before consummation. Although the closing agent notarized the mortgage, this is not indication that the borrower received the CD at the time of closing. The CD issued XX/XX/XXXX is signed but not dated, therefore there is no evidence the borrower received this at closing. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. Per 1026.19 f 2 i, the creditor must ensure that the consumer receives the revised CD at or before consummation. Although the closing agent notarized the mortgage, this is not indication that the borrower received the CD at the time of closing. The CD issued XX/XX/XXXX is signed but not dated, therefore there is no evidence the borrower received this at closing. (Upheld)

Response 6 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Application-

The final application is either inaccurate, missing or not signed as required by guides. The subject loan closed on XX/XX/XXXX. The loan file contains an initial application and a signed undated application; however, the loan file does contain an application signed and dated at closing.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) VOR Required-

Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower sold their previous residence in XX/XX/XXXX and was living rent free until the subject transaction which closed on XX/XX/XXXX and therefore, has no housing history for 9 of 12 months as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Open) Program Parameters-

The subject loan does not meet Program Parameters for payment shock. The guidelines indicate a maximum payment shock of XXX%. The borrower is living rent free and the subject PITIA is XXXX which results in a payment shock which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	2023090035	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX.This results in a cost to cure of: $90.00. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Title Commitment and LOE stating the Survey fee is not a funding condition do not address the tolerance violation. The Appraisal fee increased in the amount of XXXX on XX/XX/XXXX without a valid reason. The COC provided on 08/17/2021 for the Appraisal increase does not state a reason for the increase. A PCCD was issued on XX/XX/XXXX disclosing the reimbursement of XXXX to the borrower. The LOE, copy of the Refund Check and Proof of Delivery is required. A cost to cure in the amount of XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. A Survey fee is separate from an Appraisal fee. The COC issued on XX/XX/XXXX for the Appraisal does not state a reason why it increased and is not considered valid. The reimbursement for the Appraisal fee increase was disclosed on a PCCD issued on XX/XX/XXXX. The Refund check was no issued until XX/XX/XXXX. Per SFIG tolerance violations are not curable past 60 days from discovery. Lender became aware of the defect (discovery date) on XX/XX/XXXX. The defect is not curable after XX/XX/XXXX due to exceeding the CFPB time frame on cures. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The loan reviewed contains a note dated more than 12 months old, outside the applicable statute of limitations. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The PCCD has been provided. The LOE, copy of the Refund Check and Proof of Delivery is required. (Upheld)

								(Clear) Program Parameters- The subject loan does not meet Program Parameters for minimum Credit Score. The Program Guidelines for a cash out refinance of a primary residence with an LTV of 80% state the borrower must have a minimum FICO of 660. At closing the borrower's FICO was XXX which is below the minimum required. It should be noted an exception was granted for this issue by the lender. Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	2023090056	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Revised LE Delivery Date (after issue of CD)- This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XX/XX/XXXX was issued on the same date as the Closing Disclosure dated XX/XX/XXXX . Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. The CD provided in the loan file issued on XX/XX/XXXX was determined to not have been sent to the borrower. (Resolved)	(Clear) Tax Transcripts Missing- The tax transcripts are missing from the loan file. The loan was qualified under the Agency Plus program requiring full income documentation. The most recent year tax transcripts are required to support the qualifying income. The loan file did not contain XXXX tax transcripts for the borrower. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	4	1	3	1	1	1	C	A	D	A	A	A	C	A	C	A	D	A	A	A	C	A	C	A	D	A	A	A	C	A	C	A	D	A	A	A	C	A	C	A	D	A	A	A	C	A
XXXX	2023090029	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Tax Transcripts Missing-

The tax transcripts are missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Open) Credit Tradelines-

The Borrower does not meet the minimum tradeline requirements to meet Investor guidelines. The guidelines require three active tradelines for a minimum of 24 months. The subject loan credit report dated XX/XX/XXXX has only two active tradelines of acceptable length, and a third closed tradeline. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	2023090009	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on 03/10/2021 does not reflect the complete seller information. Missing address. Non-material defect.	(Clear) Tax Transcripts Missing- The tax transcripts are missing from the loan file. Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XX:XXPM) Still missing 2 years of Tax Transcripts as required by the matrix. (Upheld)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU score, dated XX/XX/XXXX which supports the appraised value with a score of 2.0.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	2023090008	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Clear) TRID - PR Revised CD - Waiting Period-

This loan failed the revised closing disclosure delivery date test (waiting period required). The loan is a regular transaction and the APR, XXXX%, is not considered accurate because it is more than XXX of 1 percentage point above or below the disclosed APR of XXXX% on the Initial Closing Disclosure - XX/XX/XXXX. The CD issued on XX/XX/XXXX contained an APR change, which required a new 3-day waiting period.

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. Clarification, an APR decrease is considered inaccurate if the finance charge was understated. In addition to the APR decrease, the finance charge increased by XXXX. This was due to a loan program change. The loan went from a 15 year to 30 year loan. APR aside, a program change requires a new 3 day waiting period. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Client agrees with finding, a revised CD with a new 3-day waiting period was required. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The loan went from a 15 year to 30 year loan. APR aside, a program change requires a new 3 day waiting period. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The loan went from a 15 year to 30 year loan. APR aside, a program change requires a new 3 day waiting period. (Upheld)

Response 6 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The information provided from the CFPB confirms there are 3 changes that require a new Three-Day review, one of the changes listed is: A Basic loan product change. (Upheld)

Response 7 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to clear the finding. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to clear the defect. A decrease in APR alone does not make the APR inaccurate. Regulation Z includes several tolerances that might apply, including a tolerance whereby the disclosed APR is considered accurate if it results from the disclosed finance charge being overstated. The APR became inaccurate on XX/XX/XXXX when in addition to the APR difference of XXXX% the finance charge was under disclosed by XXXX when compared to the CD issued on XX/XX/XXXX. 1026.22(a)(4)(ii). (Upheld)

(Clear) VVOE required-

The guidelines require verification of the borrower's business to be obtained within 10 days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search with no date; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 days is not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) VOR Required-

Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower was living rent free and therefore, has no housing history. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B

Loan Number	Loan ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Compensating Factors	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade	Exception Date
XXXX	2023090009	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the complete seller information. Missing address. Non-material defect.						2	2	2	2	8/23/2021
XXXX	2023090009	2 of 3	XXXX	XX/XX/XXXX	Credit	Tax Transcripts Missing	XXXX	The tax transcripts are missing from the loan file.	DTI of XXXX% is below maximum of 50%. Verified post-closing reserves of XXXX or XXX months. Minimum required per guidelines is 6 months. Total residual income is XXXX per month	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Signed 4506T in loan file please clear Rebuttal 2 (XX/XX/XXXX XX:XXPM) We have attached XXXX, XXXX, XXXX required Transcripts	Response 1 (XX/XX/XXXX XX:XXPM) Still missing 2 years of Tax Transcripts as required by the matrix. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		4	1	2	2	8/23/2021
XXXX	2023090009	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU score, dated XX/XX/XXXX which supports the appraised value with a score of 2.0.						1	1	2	2	8/23/2021
XXXX	2023090008	1 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - PR Revised CD - Waiting Period	XXXX	This loan failed the revised closing disclosure delivery date test (waiting period required). The loan is a regular transaction and the APR, XXXX%, is not considered accurate because it is more than 1/8 of 1 percentage point above or below the disclosed APR of XXXX% on the Initial Closing Disclosure - XX/XX/XXXX. The CD issued on XX/XX/XXXX contained an APR change, which required a new 3-day waiting period.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM)
We don't believe the APR change is an impact to waiting period - APR decreased as loan was not passing XXXX tests prior. APR decrease is ok to waive waiting period

Rebuttal 2 (XX/XX/XXXX XX:XXPM)
Disagree - APR difference is a decrease for borrower, but over XXXX% difference

Rebuttal 3 (XX/XX/XXXX XX:XXPM)
Due to changes in loan term and interest rate updated to reflect, although APR decreased more than XXXX% but Finance Charge increased significantly. In this incident, a good business practice redisclose a revised CD no waiting period required

Rebuttal 4 (XX/XX/XXXX XX:XXPM)
Due to changes in loan term and interest rate updated to reflect, although APR decreased more than XXXX% but Finance Charge increased significantly. In this incident, a good business practice redisclose a revised CD no waiting period required.; Disagree - Due to changes in loan term and interest rate updated to reflect, although APR decreased more than XXXX% but Finance Charge increased significantly. In this incident, it’s a good business practice to redisclose a revised CD no waiting period required. See attached ICD, Final CD, and cfpb regarding 3 days wait. Under Compliance Review.

Rebuttal 5 (XX/XX/XXXX XX:XXPM)
Disagree - change is in the Loan Term, Loan Program does not require 3 days wait, uploaded cfpb in highlight.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to clear the defect. A decrease in APR alone does not make the APR inaccurate. Regulation Z includes several tolerances that might apply, including a tolerance whereby the disclosed APR is considered accurate if it results from the disclosed finance charge being overstated. The APR became inaccurate on XX/XX/XXXX when in addition to the APR difference of 0.302% the finance charge was under disclosed by XXXX when compared to the CD issued on XX/XX/XXXX. 1026.22(a)(4)(ii). (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. Clarification, an APR decrease is considered inaccurate if the finance charge was understated. In addition to the APR decrease, the finance charge increased by XXXX. This was due to a loan program change. The loan went from a 15 year to 30 year loan. APR aside, a program change requires a new 3 day waiting period. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Client agrees with finding, a revised CD with a new 3-day waiting period was required. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The loan went from a 15 year to 30 year loan. APR aside, a program change requires a new 3 day waiting period. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The loan went from a 15 year to 30 year loan. APR aside, a program change requires a new 3 day waiting period. (Upheld)

Response 6 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The information provided from the CFPB confirms there are 3 changes that require a new Three-Day review, one of the changes listed is: A Basic loan product change. (Upheld)

Response 7 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to clear the finding. (Resolved)

														3	1	3	2	8/23/2021
XXXX	2023090008	2 of 5	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.						2	2	3	2	8/23/2021
XXXX	2023090008	3 of 5	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower was living rent free and therefore, has no housing history. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.						2	2	3	2	8/23/2021
XXXX	2023090008	4 of 5	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	The guidelines require verification of the borrower's business to be obtained within 10 days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search with no date; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 days is not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) verbal was done on XX/XX/XXXX	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	8/23/2021
XXXX	2023090008	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	2	8/23/2021
XXXX	2023090029	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	11/8/2021
XXXX	2023090029	2 of 4	XXXX	XX/XX/XXXX	Credit	Credit Tradelines	XXXX	The Borrower does not meet the minimum tradeline requirements to meet Investor guidelines. The guidelines require three active tradelines for a minimum of 24 months. The subject loan credit report dated XX/XX/XXXX has only two active tradelines of acceptable length, and a third closed tradeline. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	Credit score of XXX exceeds the minimum required by guidelines of 720. LTV of XXXX% is below maximum of 85% Verified post-closing reserves of 11 months. Minimum required per guidelines is 3 months Borrower has 20 years in the same profession.					2	2	3	2	11/8/2021
XXXX	2023090029	3 of 4	XXXX	XX/XX/XXXX	Credit	Tax Transcripts Missing	XXXX	The tax transcripts are missing from the loan file.	XXX Score. XXX years same job. XXX years clean rental history.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - exception approved	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	11/8/2021
XXXX	2023090029	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/8/2021
XXXX	2023090035	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $90.00.This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - PCCD uploaded corrects this Rebuttal 2 (XX/XX/XXXX XX:XXPM) Disagree - survey attestation and title commitment uploaded Rebuttal 3 (XX/XX/XXXX XX:XXPM) Disagree - survey attestation and title commitment uploaded; Please see attached Appraisal Invoice, Appraisal Acknowledgement e-mail & Intermediate LE with COC showing appraised value & fee increase. Loan was locked with same value and fee – remained through Final CD. Rebuttal 4 (XX/XX/XXXX XX:XXPM) Agree - uploaded PCCD, LOX, check and shipping label	Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The PCCD has been provided. The LOE, copy of the Refund Check and Proof of Delivery is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Title Commitment and LOE stating the Survey fee is not a funding condition do not address the tolerance violation. The Appraisal fee increased in the amount of XXXX on XX/XX/XXXX without a valid reason. The COC provided on XX/XX/XXXX for the Appraisal increase does not state a reason for the increase. A PCCD was issued on XX/XX/XXXX disclosing the reimbursement of XXXX to the borrower. The LOE, copy of the Refund Check and Proof of Delivery is required. A cost to cure in the amount of XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. A Survey fee is separate from an Appraisal fee. The COC issued on XX/XX/XXXX for the Appraisal does not state a reason why it increased and is not considered valid. The reimbursement for the Appraisal fee increase was disclosed on a PCCD issued on XX/XX/XXXX. The Refund check was no issued until XX/XX/XXXX. Per SFIG tolerance violations are not curable past 60 days from discovery. Lender became aware of the defect (discovery date) on XX/XX/XXXX. The defect is not curable after XX/XX/XXXX due to exceeding the CFPB time frame on cures. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The loan reviewed contains a note dated more than 12 months old, outside the applicable statute of limitations. (Resolved)

														3	2	3	2	11/5/2021
XXXX	2023090035	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for minimum Credit Score. The Program Guidelines for a cash out refinance of a primary residence with an LTV of 80% state the borrower must have a minimum FICO of 660. At closing the borrower's FICO was XXX which is below the minimum required. It should be noted an exception was granted for this issue by the lender.	DTI of XXX% is below maximum of 50%. Verified post-closing reserves of 10 months. Minimum required per guidelines is 3 months. Borrower has XXXX years in the same profession. Total residual income is XXXX per month.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Exception disapproved. INVALID: Exception was initially granted for XXXX. When credit report was repulled, FICO dropped an additional XXXX (XXXX). Exception was APPROVED for XXXX XXXX difference. Credit Reports and corresponding Exception Approvals in file. Appears exception was granted due to Compensating factors: DTI XXXX%; Additional reserves (Total XXXX) exceeding amount required per program guidelines (XXXX); significant net tangible benefit.	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	11/5/2021
XXXX	2023090035	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/5/2021
XXXX	2023090056	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Revised LE Delivery Date (after issue of CD)	XXXX	This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XX/XX/XXXX was issued on the same date as the Closing Disclosure dated XX/XX/XXXX .		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) DISAGREE - XX/XX/XXXX COC LE was sent and signed on XX/XX/XXXX: ICD was sent and signed on XX/XX/XXXX, uploaded LE and CD	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. The CD provided in the loan file issued on XX/XX/XXXX was determined to not have been sent to the borrower. (Resolved)		3	1	3	1	10/29/2021
XXXX	2023090056	2 of 3	XXXX	XX/XX/XXXX	Credit	Tax Transcripts Missing	XXXX	The tax transcripts are missing from the loan file. The loan was qualified under the Agency Plus program requiring full income documentation. The most recent year tax transcripts are required to support the qualifying income. The loan file did not contain XXXX tax transcripts for the borrower.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - uploaded tax transcripts	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		4	1	3	1	10/29/2021
XXXX	2023090056	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	10/29/2021
XXXX	2023090041	1 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - Revised CD - No Waiting Period	XXXX	This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM)
DISAGREE – No COC CD was issued and this file was closed on XX/XX/XXXX

Rebuttal 2 (XX/XX/XXXX XX:XXPM)
Disagree – Attached DocMagic History indicating CD issued XX/XX/XXXX is only CD issued prior to closing. CD signed same day as issue XX/XX/XXXX. Closing occurred XX/XX/XXXX.

Rebuttal 3 (XX/XX/XXXX XX:XXPM)
Disagree – Attached DocMagic History indicating CD issued XX/XX/XXXX is only CD issued prior to closing. CD signed same day as issue XX/XX/XXXX. Closing occurred XX/XX/XXXX.; Although the Final CD was signed by the borrower but not dated at the closing, the Closing Agent has executed and notarized the Closing Documents on the XX/XX/XXXX. Per the changes, a revised CD is not required unless borrower requests one. See attached Note, Deed, and TILA-RESPA Disclosure Rule 12.4 (1026.19 (f)(2)(i))

Rebuttal 4 (XX/XX/XXXX XX:XXPM)
See attached email from Title confirming the borrower was in the office on XX/XX/XXXX and the executed closing package.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. The CD issued on XX/XX/XXXX was signed by the borrower but nor dated. There is no way to determine when the revised CD was signed. Evidence the CD was signed om XX/XX/XXXX by the borrower is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. The CD issued on XX/XX/XXXX was signed by the borrower but nor dated. There is no way to determine when the revised CD was signed. Evidence the CD was signed om XX/XX/XXXX by the borrower is required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Initial CD issued on XX/XX/XXXX and received by the borrower on XX/XX/XXXX has been provided and passes timing. A CD issued on XX/XX/XXXX and signed by the borrower on the day of closing, XX/XX/XXXX, has also been provided in the loan file. The Cash-to-Close and fees on the CD issued on XX/XX/XXXX do not match the CD issued on XX/XX/XXXX and the regulation states that the creditor is responsible for ensuring that the consumer(s) receives the most recent revised CD prior to consummation. evidence the borrower received the CD issued on XX/XX/XXXX on or prior to XX/XX/XXXX is required. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. Per 1026.19 f 2 i, the creditor must ensure that the consumer receives the revised CD at or before consummation. Although the closing agent notarized the mortgage, this is not indication that the borrower received the CD at the time of closing. The CD issued XX/XX/XXXX is signed but not dated, therefore there is no evidence the borrower received this at closing. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. Per 1026.19 f 2 i, the creditor must ensure that the consumer receives the revised CD at or before consummation. Although the closing agent notarized the mortgage, this is not indication that the borrower received the CD at the time of closing. The CD issued XX/XX/XXXX is signed but not dated, therefore there is no evidence the borrower received this at closing. (Upheld)

Response 6 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

														3	1	3	2	10/29/2021
XXXX	2023090041	2 of 5	XXXX	XX/XX/XXXX	Credit	Application	XXXX	The final application is either inaccurate, missing or not signed as required by guides. The subject loan closed on XX/XX/XXXX. The loan file contains an initial application and a signed undated application; however, the loan file does contain an application signed and dated at closing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - 1003 uploaded	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	10/29/2021
XXXX	2023090041	3 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for payment shock. The guidelines indicate a maximum payment shock of 350%. The borrower is living rent free and the subject PITIA is XXXX which results in a payment shock which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	DTI of XXXX% is below maximum of 45%. Verified post-closing reserves of XXXX or XXX months. Minimum required per guidelines is 3 months. Borrower has XXXX years in the same profession, XXXX. Total residual income is XXXX per month.					2	2	3	2	10/29/2021
XXXX	2023090041	4 of 5	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower sold their previous residence in XX/XX/XXXX and was living rent free until the subject transaction which closed on XX/XX/XXXX and therefore, has no housing history for 9 of 12 months as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	DTI of XXXX% is below maximum of 45%. Verified post-closing reserves of XXXX or XXX months. Minimum required per guidelines is 3 months. Borrower has 15 years in the same profession, owning the same company. Total residual income is XXXX per month.					2	2	3	2	10/29/2021
XXXX	2023090041	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	10/29/2021
XXXX	2023090059	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of 5.833%. The APR threshold is XXXX%. The loan is compliant with XXXX limitations and prohibited practices.						2	2	2	2	11/29/2021
XXXX	2023090059	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	11/29/2021
XXXX	2023090059	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/29/2021
XXXX	2023090061	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	11/29/2021
XXXX	2023090061	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/29/2021
XXXX	2023090061	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/29/2021
XXXX	2023090069	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan has an APR of XXXX%. The APR threshold is 4.150%. The loan is compliant with XXXX limitations and prohibited practices.						2	2	2	2	11/24/2021
XXXX	2023090069	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	11/24/2021
XXXX	2023090069	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/24/2021
XXXX	2023090062	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/24/2021
XXXX	2023090062	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. According to guidelines a year to date Profit and Loss statement is required for self employed borrowers in addition to a signed CPA letter. Neither of which were present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Profit & Loss Statement, CPA letter, and PTIN	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/24/2021
XXXX	2023090062	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/24/2021
XXXX	2023090102	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/22/2021
XXXX	2023090102	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/22/2021
XXXX	2023090102	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/22/2021
XXXX	2023090060	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/19/2021
XXXX	2023090060	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/19/2021
XXXX	2023090060	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/19/2021
XXXX	2023090079	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan has an APR of XXXX%. The APR threshold is 4.73%. The loan is compliant with XXXX limitations and prohibited practices.						2	2	2	2	11/19/2021
XXXX	2023090079	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	11/19/2021
XXXX	2023090079	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/19/2021
XXXX	2023090072	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	11/19/2021
XXXX	2023090072	2 of 3	XXXX	XX/XX/XXXX	Credit	Contract	XXXX	The file contained no evidence of a properly executed sales contract Addendum. The purchase contract reflects an EMD requirement of XXXX. The final CD dated XX/XX/XXXX and executed by the borrower(s) does not reflect receipt of the XXXX EMD. The Sellers Closing Disclosure dated XX/XX/XXXX and executed by the seller does not reflect the XXXX EMD as indicated on the purchase contract. The loan file did not contain a properly executed Amendment removing the borrower(s) obligation to provide an initial EMD of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) checked both 1003 and Final CD, EMD of XXX wasn't made before closing, so it's counted in the total assets due at closing. We've verified total sufficient funds for this transaction.	Response 1 (XX/XX/XXXX XX:XXPM) Borrower's total documented funds are more than sufficient to cover required funds reflected on the CD. (Resolved)		3	1	3	1	11/19/2021
XXXX	2023090072	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/19/2021
XXXX	2023090076	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/17/2021
XXXX	2023090076	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	11/17/2021
XXXX	2023090076	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for AVM	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/17/2021
XXXX	2023090089	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	11/17/2021
XXXX	2023090089	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/17/2021
XXXX	2023090089	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/17/2021
XXXX	2023090077	1 of 4	XXXX	XX/XX/XXXX	Compliance	Missing HOC Disclosure	XXXX	The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.						2	2	3	2	11/17/2021
XXXX	2023090077	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal. This results in a cost to cure of XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The Appraisal fee was updated by XXXX due to complexity it was also redisclosed within 3 days of the application.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	11/17/2021
XXXX	2023090077	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	11/17/2021
XXXX	2023090077	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/17/2021
XXXX	2023090078	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/3/2021
XXXX	2023090078	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/3/2021
XXXX	2023090078	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/3/2021
XXXX	2023090106	1 of 7	XXXX	XX/XX/XXXX	Compliance	Late HOC Disclosure	XXXX	The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. Non-material defect.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Seller Rebuttal. Docs uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) The explanation provided is not sufficient to clear the defect. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1	12/3/2021
XXXX	2023090106	2 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test because the loan failed the initial LE test. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Seller Rebuttal. Docs uploaded. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Not seeing any fees increased incorrectly that would require a cure. Please clarify so we can escalate this further.	Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to clear the defect. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Because the loan failed the Initial LE test, the comparable fees for this loan will be XXXX, regardless of the actual values on the disclosure, resulting in a 10% tolerance violation. A cost to cure in the amount of XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

														3	1	3	1	12/3/2021
XXXX	2023090106	3 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - Initial LE Delivery Date (from application)	XXXX	This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM)
Please see attached for the correct XXXX 1003. That was the XXXX

Rebuttal 2 (XX/XX/XXXX XX:XXPM)
The initial 1003 that was originally shipped with the application date as XX/XX/XXXX was the Broker 1003 - not the Lender's. We are providing you with the correct XXXX initial 1003 with the correct application date as XX/XX/XXXX - same date as the initial LE provided.

Rebuttal 3 (XX/XX/XXXX XX:XXPM)
Please see attached for both 1003s. The one with the application date reflected as XX/XX/XXXX is for a completely different file. The application date on this broker 1003 should not be accounted for as it is for a different file as indicated by the differing loan numbers at the top of both 1003s.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to clear the defect. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. If an application is taken by the Broker or the Lender, an LE must be provided within 3 days of the application date. The 1003 provided in the loan file has an initial application date of XX/XX/XXXX. If this is the Brokers application it is still the responsibility of the Lender to ensure a LE was provided to the borrower within 3 days of application date XX/XX/XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

														3	1	3	1	12/3/2021
XXXX	2023090106	4 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Late	XXXX	A written list of Service Providers was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. Non-material defect.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Seller Rebuttal. Docs uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) The explanation provided is not sufficient to clear the defect. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1	12/3/2021
XXXX	2023090106	5 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test because the loan failed the initial LE test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Seller Rebuttal. Docs uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) The explanation provided is not sufficient to clear the defect. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/3/2021
XXXX	2023090106	6 of 7	XXXX	XX/XX/XXXX	Credit	Assets Misc	XXXX	The borrowers bank statement indicates that it is joint account. An access letter from the joint account holders confirming access to 100% of the funds was not provided.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Access Letter attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/3/2021
XXXX	2023090106	7 of 7	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/3/2021
XXXX	2023090104	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/30/2021
XXXX	2023090104	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	11/30/2021
XXXX	2023090104	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The loan file contains an appraisal with an appraised value of XXXX, however the loan file contains an AVM from XXXX with an estimated value of XXXX, which is a difference of XXXX%		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) purchase price XXXX, appraisal value XXXX; per CDL guideline, the qualifying value is the lesser of purchase and appraisal value (XXXX for this loan). so AVM: XXXX is within 10% variance of qualifying value, which supports the value. LTV =XXXX/XXXXX=XXXX% matches our 1008 Rebuttal 2 (XX/XX/XXXX XX:XXPM) Documentation uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) The AVM must support the appraised value within 10%, regardless of the purchase price. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)		3	1	3	1	11/30/2021
XXXX	2023090090	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) It seems a COC LE was missed upon review. Please see attached for the COC regarding the appraisal fee.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	11/30/2021
XXXX	2023090090	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	11/30/2021
XXXX	2023090090	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/30/2021
XXXX	2023090095	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices.						2	2	2	2	11/30/2021
XXXX	2023090095	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	11/30/2021
XXXX	2023090095	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/30/2021
XXXX	2023090066	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan is compliant with XXXX limitations and prohibited practices.						2	2	2	2	12/3/2021
XXXX	2023090066	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/3/2021
XXXX	2023090066	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/3/2021
XXXX	2023090073	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	2	2	11/30/2021
XXXX	2023090073	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	11/30/2021
XXXX	2023090073	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/30/2021
XXXX	2023090091	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/8/2021
XXXX	2023090091	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/8/2021
XXXX	2023090091	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/8/2021
XXXX	2023090082	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/3/2021
XXXX	2023090082	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/3/2021
XXXX	2023090082	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/3/2021
XXXX	2023090068	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/30/2021
XXXX	2023090068	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for CPA PTIN. Guidelines require a PTIN number for the CPA; however, there is no documentation in the loan file for PTIN, as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) PTIN attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/30/2021
XXXX	2023090068	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/30/2021
XXXX	2023090088	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certainconditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if theadditional conditions are met. The loan is compliant with XXXX limitations and prohibited practices						2	2	2	2	12/3/2021
XXXX	2023090088	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/3/2021
XXXX	2023090088	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/3/2021
XXXX	2023090064	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/8/2021
XXXX	2023090064	2 of 3	XXXX	XX/XX/XXXX	Credit	Title Commitment / Title Policy	XXXX	The title commitment/policy is incomplete/missing. The title commitment does not indicate a proposed loam amount of proposed coverage amount. Unable to determine if title insurance amount is sufficient to cover the loan amount.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) ALTA attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/8/2021
XXXX	2023090064	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/8/2021
XXXX	2023090083	1 of 3	XXXX	XX/XX/XXXX	Compliance	HMDA	XXXX	The Government Monitoring Section on the application was not completed. The Ethnicity section for the Co-Borrower was not completed. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13						2	2	2	2	12/3/2021
XXXX	2023090083	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/3/2021
XXXX	2023090083	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXXX which supports the appraised value.						1	1	2	2	12/3/2021
XXXX	2023090093	1 of 4	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	Title to the Property is held in Trust, but the Trust Document is missing. Unable to determine if signatures on Mortgage are accurate.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Trust Docs attached.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/6/2021
XXXX	2023090093	2 of 4	XXXX	XX/XX/XXXX	Compliance	Inaccurate Note	XXXX	Title to the Property is held in Trust, but the Trust Document is missing. Unable to determine if signatures on Note are accurate.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Trust Docs attached.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/6/2021
XXXX	2023090093	3 of 4	XXXX	XX/XX/XXXX	Credit	Miscellaneous	XXXX	Miscellaneous. There are additional observations that could impact the credit decision and/or quality of the loan. The loan closed in the name of XXXX. The guidelines require the trust to be reviewed and approved by Lender's counsel. The loan file contains no Trust documentation or indication trust documents were reviewed/ approved.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Trust docs attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/6/2021
XXXX	2023090093	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/6/2021
XXXX	2023090075	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/3/2021
XXXX	2023090075	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/3/2021
XXXX	2023090075	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/3/2021
XXXX	2023090080	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/30/2021
XXXX	2023090080	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	11/30/2021
XXXX	2023090080	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The AVM in the loan file reflected a value of XXXX which does not support within 10% of the appraised value of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM value XXXX; Appraisal value XXXX; purchase price XXXX; AVM is within 10% of qualifying value XXXX (which is the lower one: purchase price) and supports the value. our LTV is XXXX% (V: XXXX) Rebuttal 2 (XX/XX/XXXX XX:XXPM) Documentation uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) AVM must be within 10% of the appraised value, regardless of purchase price. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)		3	1	3	1	11/30/2021
XXXX	2023090100	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/30/2021
XXXX	2023090100	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV. The subject was a cash out refinance with a Note amount of XXXX and closed with an LTV of XXXX%. Per the lender guidelines, the maximum LTV for a cash out refinance with loan amounts between XXXX to XXXX was 65%. LTV exceeded the guideline parameters.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Guidelines state borrowers with credit scores over XXX are permitted to have a XXXX% LTV. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Please see pg 3.	Response 1 (XX/XX/XXXX XX:XXPM) Guides utilized at review reflect a maximum LTV of 65%. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/30/2021
XXXX	2023090100	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/30/2021
XXXX	2023090085	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/15/2021
XXXX	2023090085	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/15/2021
XXXX	2023090085	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the AVM Report.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/15/2021
XXXX	2023090081	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	2	2	12/15/2021
XXXX	2023090081	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/15/2021
XXXX	2023090081	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/15/2021
XXXX	2023090084	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/15/2021
XXXX	2023090084	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/15/2021
XXXX	2023090084	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/15/2021
XXXX	2023090086	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/15/2021
XXXX	2023090086	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The guidelines require the borrower to provide a homeowner insurance policy with replacement cost coverage. The subject loan amount is XXXX. The evidence of HOI in the loan file indicates a total coverage of XXXX which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of HOI.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) HOI + Hurricane coverage attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/15/2021
XXXX	2023090086	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a Second Appraisal dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/15/2021
XXXX	2023090087	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt						2	2	2	2	12/15/2021
XXXX	2023090087	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/15/2021
XXXX	2023090087	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/15/2021
XXXX	2023090070	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/15/2021
XXXX	2023090070	2 of 4	XXXX	XX/XX/XXXX	Credit	Application	XXXX	The final application is either inaccurate, missing or not signed as required by guides. The loan file does not contain a copy of the final 1003 executed by the borrower.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the final 1003.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/15/2021
XXXX	2023090070	3 of 4	XXXX	XX/XX/XXXX	Credit	Assets	XXXX	The file did not contain evidence the borrower had the proper amount of funds required. The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence 3 months reserves totaling XXXX (XXXX PITIA x 3 months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction of which XXXX was required to be liquid. The loan file contained XXXX and corresponding donor cancelled checks totaling XXXX. However, the Borrower(s) receipt of gift funds was not evident in the loan file. As a result there was a XXXX shortage of verified liquid assets and a reserve shortage of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX*3 mo=XXXX + XXXX Cash to Close = XXXX. Assets verified XXXX. Assets sufficient.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/15/2021
XXXX	2023090070	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/15/2021
XXXX	2023090092	1 of 5	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	3	2	12/13/2021
XXXX	2023090092	2 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). Transfer Taxes increased on XX/XX/XXXX without a valid COC. This results in a cost to cure of XXXX in which XXXX was cured at closing. There is a remaining cost to cure in the amount of XXXX required. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The Final CD for this file reflects a cure of XXXX instead of XXXX. Please refer to Final CD (attached). Rebuttal 2 (XX/XX/XXXX XX:XXPM) Provided again. As indicated on page 2 of the Final CD, the XXXX lender credit for the AVM is separated from the total XXXX cure that was intended for this invalid change. In total, there is XXXX going to the borrower- not just XXXX. Rebuttal 3 (XX/XX/XXXX XX:XXPM) Please see attached for the PCCD, LOE, and proof of delivery/refund	Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. A fee paid by lender cannot be considered both a lender credit and a reimbursement. The Transfer Taxes increased by XXXX. The Initial LE reflects a Lender Credit in the amount of XXXX. The Final CD has a general Lender Credit in the amount of XXXX and an itemized credit in the amount of XXXX applied to the Property Value Report. If in fact XXXX of the Lender Credit is a reimbursement, this will result in a Lender Credit that cannot decrease material fail in the amount of XXXX. A cost to cure in the amount of XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The CD issued on XX/XX/XXXX the Transfer Taxes increased XXXX but total credit only increased by XXXX. A total of XXXX was required, a reimbursement of XXXX and a Lender Credit of XXXX was required to be issued. A cost to cure in the amount of XXXX is required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

														3	2	3	2	12/13/2021
XXXX	2023090092	3 of 5	XXXX	XX/XX/XXXX	Compliance	TRID CD- Section B incorrect payee	XXXX	The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX; 2nd Appraisal and Appraisal Final Inspection.						2	2	3	2	12/13/2021
XXXX	2023090092	4 of 5	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/13/2021
XXXX	2023090092	5 of 5	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed. The AVM is missing from the loan file.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM)
There was appraisal completed on XX/XX/XXXX with a value of XXXX. The appraisal expired and so a recert of value was also completed on XX/XX/XXXX. Value remained the same. Since the recert of value also expired before the loan closed, a new appraisal was requested on XX/XX/XXXX. The value of the new report is also XXXX.Since both reports were completed by two different appraisers who arrived at the same value, the appraised value of XXXX is satisfactorily supported. In addition, the original appraisal was made XXXX, therefore, the final inspection is also provided.

Rebuttal 2 (XX/XX/XXXX XX:XXPM)
1. please find appraisal report dated on XX/XX/XXXX which was valid through our note date 2. the AVM still shows no hit result, pending XXXX to order CDA report

Rebuttal 3 (XX/XX/XXXX XX:XXPM)
CDA

												Response 1 (XX/XX/XXXX XX:XXPM) Valuation aside, both appraisals must be inside of the expiration date to be valid. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Awaiting CDA. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/13/2021
XXXX	2023090099	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/15/2021
XXXX	2023090099	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/15/2021
XXXX	2023090099	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the AVM.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/15/2021
XXXX	2023090097	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
XXXX	2023090097	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
XXXX	2023090097	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
XXXX	2023090094	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
XXXX	2023090094	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
XXXX	2023090094	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
XXXX	2023090101	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/15/2021
XXXX	2023090101	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
XXXX	2023090101	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
XXXX	2023090111	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	3	2	12/13/2021
XXXX	2023090111	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/13/2021
XXXX	2023090111	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the AVM.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/13/2021
XXXX	2023090096	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/15/2021
XXXX	2023090096	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/15/2021
XXXX	2023090096	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/15/2021
XXXX	2023090103	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/13/2021
XXXX	2023090103	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/13/2021
XXXX	2023090103	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/13/2021
XXXX	2023090098	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/13/2021
XXXX	2023090098	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/13/2021
XXXX	2023090098	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/13/2021
XXXX	2023090108	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/13/2021
XXXX	2023090108	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The subject property is located in Flood Zone XXXX per the Flood Certificate. The appraisal incorrectly indicates the property is located in Flood Zone XXXX The guidelines indicate that properties located in a Flood Zone must obtain Flood insurance with coverage of at least the lower of: 100% of the replacement cost of the insurable value of the improvements, the unpaid principal balance of the mortgage loan or the maximum insurance available from the NFIP. The evidence of flood insurance provided by the borrower(s) has no replacement cost coverage and the dwelling coverage is XXXX. The current loan amount is XXXX. The loan file does not contain evidence of sufficient flood insurance.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) HOI + RCE + Flood attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/13/2021
XXXX	2023090108	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed. The guidelines indicate an AVM is required to be run on all loans. The loan file does contain a CDA dated XX/XX/XXXX supporting the appraised value of XXXX. However, the loan file does not contain an AVM supporting the current appraised value.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/13/2021
XXXX	2023090107	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/13/2021
XXXX	2023090107	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/13/2021
XXXX	2023090107	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/13/2021
XXXX	2023090105	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/13/2021
XXXX	2023090105	2 of 5	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The file contained a a General Liability Insurance Policy that does not indicate it includes Hazard Insurance or rental loss coverage.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) HOI attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/13/2021
XXXX	2023090105	3 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV. The lowest appraisal received indicates a value of XXXX as of XX/XX/XXXX. With a loan amount of XXXX the LTV is XXXX%. Based on program guidelines the maximum LTV allowed is 65.000%.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the Title Policy. Rebuttal 2 (XX/XX/XXXX XX:XXPM) please find the guideline, for this cash out refi.-investment property-Fico XXX. the Max LTV is 70%, so the subject loan does meet program parameters for LTV per our CDL wholesale guide, see attached, thanks!	Response 1 (XX/XX/XXXX XX:XXPM) Title does not address the defect. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/13/2021
XXXX	2023090105	4 of 5	XXXX	XX/XX/XXXX	Credit	Title Commitment / Title Policy	XXXX	The title commitment/policy is incomplete/missing. The proposed loan amount indicated on the title commitment is not sufficient to cover the loan amount.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the Title Policy. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Please see attached for the Title Policy.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/13/2021
XXXX	2023090105	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second full appraisal, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/13/2021
XXXX	2023090116	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/13/2021
XXXX	2023090116	2 of 5	XXXX	XX/XX/XXXX	Credit	Application	XXXX	The final application is either inaccurate, missing or not signed as required by guides. The guidelines indicate the REO schedule is to be completed with the following information for each property owned by the borrower(s); present market value, amount of mortgages/ liens, gross rental income, mortgage payments and/or any other no escrowed expenses. The REO schedule list the borrowers rental property located at XXXX; however the properties current market value was not provided.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Value is indicated on fraud report. XXXX loan amount showing lien free and clear.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/13/2021
XXXX	2023090116	3 of 5	XXXX	XX/XX/XXXX	Credit	Miscellaneous	XXXX	There are additional observations that could impact the credit decision and/or quality of the loan. The subject transaction was a cash out refinance paying off a 1st lien mortgage. A HELOC in the amount of XXXX with a XXXX balance to PHH reflects as a lien against the subject property. The HELOC was scheduled to be closed. The loan file does not contain an executed HELOC Closure letter from the borrower directing the HELOC account to be closed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please find attached the Closure letter and satisfaction of the HELOC	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/13/2021
XXXX	2023090116	4 of 5	XXXX	XX/XX/XXXX	Credit	REO PITI	XXXX	The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented. The guidelines indicate that verification of properties owned free & clear is required. The final 1003 REO schedule reflects a rental property located at XXXX; and listed as having no current mortgage. The loan file does not contain documentation that supports the property is owned free & clear.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Fraud Report attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/13/2021
XXXX	2023090116	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/13/2021
XXXX	2023090130	1 of 3	XXXX	XX/XX/XXXX	Compliance	HMDA	XXXX	The HMDA/Government Monitoring Information section of the application is incomplete. The Ethnicity section was not completed.						2	2	3	2	12/31/2021
XXXX	2023090130	2 of 3	XXXX	XX/XX/XXXX	Credit	REO PITI	XXXX	The borrower owns an additional investment property located on XXXX. The loan application indicated this property was owned free and clear. The lender guidelines required verification of properties owned free and clear. Additionally, the lender guidelines required a Borrowers Certification Business Purpose of Investment property. Documentation to support there are no mortgages or liens on this property and the Borrower Certification of Business Purpose of Investment property were not as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached property profile. Highlighted section shows no mortgage and no liens. Attached Borrower Certification Business Purpose of Investment Property.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/31/2021
XXXX	2023090130	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/31/2021
XXXX	2023090133	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/31/2021
XXXX	2023090133	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/31/2021
XXXX	2023090133	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/31/2021
XXXX	2023090145	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	3	2	12/31/2021
XXXX	2023090145	2 of 3	XXXX	XX/XX/XXXX	Credit	Assets	XXXX	The file did not contain evidence the borrower had the proper amount of funds required. The subject loan required a total of XXXX in verified assets, a combination of XXXX total cash to close including earnest money and POC's and XXXX reserves. The loan contained a verified XXXX resulting in a XXXX shortage of assets.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX * 6 mo= XXXX + XXXX = XXXX. Assets verified XXXX. EMD attached. Appraisal Invoice attached. HOI payment attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/31/2021
XXXX	2023090145	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/31/2021
XXXX	2023090159	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/31/2021
XXXX	2023090159	2 of 4	XXXX	XX/XX/XXXX	Credit	Debts	XXXX	The real estate debts reflected on the final 1008/1003 are incorrect or are not supported by the documentation in the file. Audit underwriter was unable to match the proposed monthly payment for the property listed on the 1008.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please find updated final 1008 & 1003	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/31/2021
XXXX	2023090159	3 of 4	XXXX	XX/XX/XXXX	Credit	Debts Missing/Increased still within tolerances	XXXX	The DTI did not reflect all of the borrower's debts per the credit report. Audit 1008 indicates credit report debt not including real estate as XXXX. Audit 1008 includes debts not including real estate of XXXX. It appears THD/CBNA with a current balance of XXXX and monthly payment of XXXX was excluded, however supporting documentation was not provided and debt is listed on the final application.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please find final 1008 & 1003	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/31/2021
XXXX	2023090159	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/31/2021
XXXX	2023090178	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/31/2021
XXXX	2023090178	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/31/2021
XXXX	2023090178	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/31/2021
XXXX	2023090128	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/31/2021
XXXX	2023090128	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Attached HOI indicates sufficient coverage.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/31/2021
XXXX	2023090128	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/31/2021
XXXX	2023090169	1 of 5	XXXX	XX/XX/XXXX	Compliance	HMDA	XXXX	The HMDA/Government Monitoring Information section of the application is incomplete. The Race section was not completed.						2	2	3	2	12/31/2021
XXXX	2023090169	2 of 5	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt. The loan is compliant.						2	2	3	2	12/31/2021
XXXX	2023090169	3 of 5	XXXX	XX/XX/XXXX	Compliance	TRID CD- Section B incorrect payee	XXXX	The loan contains the following fee, Property Condition Report, where 'compensation to' does not reflect a Payee on the revised CD.						2	2	3	2	12/31/2021
XXXX	2023090169	4 of 5	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The borrower is a wage earner and per guidelines a Written Verification of Employment is required verifying 2 years of employment and current income. The VVOE provided employment dates; however, the file did not contain any documentation to verify the income.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Attached WVOE indicates current income.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/31/2021
XXXX	2023090169	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/31/2021
XXXX	2023090125	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/31/2021
XXXX	2023090125	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/31/2021
XXXX	2023090125	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/31/2021
XXXX	2023090153	1 of 6	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	There is an individual on the Security Instrument who signed as an agent under a Power of Attorney but the Power of Attorney is missing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the POA.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/31/2021
XXXX	2023090153	2 of 6	XXXX	XX/XX/XXXX	Compliance	Late HOC Disclosure	XXXX	There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on XX/XX/XXXX was disclosed within 3 business days of the application date.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Seller Rebuttal. Docs uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1	12/31/2021
XXXX	2023090153	3 of 6	XXXX	XX/XX/XXXX	Compliance	TRID - Initial LE Delivery Date (from application)	XXXX	There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on XX/XX/XXXX was disclosed within 3 business days of the application date.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the initial 1003.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/31/2021
XXXX	2023090153	4 of 6	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Late	XXXX	There is no evidence of a loan application date provided in the loan file. Unable to determine if the SPL issued on XX/XX/XXXX was disclosed within 3 business days of the application date.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Seller Rebuttal. Docs uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1	12/31/2021
XXXX	2023090153	5 of 6	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/31/2021
XXXX	2023090153	6 of 6	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/31/2021
XXXX	2023090129	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/31/2021
XXXX	2023090129	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/31/2021
XXXX	2023090129	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/31/2021
XXXX	2023090155	1 of 5	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.		Resolved				2	2	3	2	12/29/2021
XXXX	2023090155	2 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Because the change occurred prior to XX/XX/XXXX and consumer was not provided the disclosure within 3 days of the change, the addition of the following fee was not accepted as valid: Property Condition Report on the revised CD issued XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached COC CD for the addition of the required PCI due to the hurricane-affected areas at the time.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	12/29/2021
XXXX	2023090155	3 of 5	XXXX	XX/XX/XXXX	Compliance	TRID CD- Section B incorrect payee	XXXX	The loan contains a fee or fees where 'compensation to' does not reflect a payee on the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.						2	2	3	2	12/29/2021
XXXX	2023090155	4 of 5	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	Hazard Insurance. The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The estimate of cost new is XXXX. The evidence of HOI in the loan file indicates a total coverage of XXXX, which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of HOI.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached RCE.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/29/2021
XXXX	2023090155	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/29/2021
XXXX	2023090149	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/29/2021
XXXX	2023090149	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/29/2021
XXXX	2023090149	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/29/2021
XXXX	2023090191	1 of 4	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	The Security Instrument was not fully executed by the spouse.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) There was no spouse listed on the title so they are not required to sign the security instrument. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Please see attached for the security instrument.	Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The non-titled spouse must sign and have their signatures acknowledged and notarized on the recorded mortgage or other security instrument. This is a requirement so that any potential homestead interest may be foreclosed in the event it becomes necessary. (see Art X X XXX. XXXXX.). Additionally, per Schedule B Requirements to title insurance 4B states a Mortgage from Borrower joined by spouse if married to the proposed insured mortgagee. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

														3	1	3	2	12/29/2021
XXXX	2023090191	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Closing Information/File number Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the File number. Non-material defect.						2	2	3	2	12/29/2021
XXXX	2023090191	3 of 4	XXXX	XX/XX/XXXX	Credit	Inc Misc	XXXX	The borrower is self-employed. Per the guidelines, the lender is required to complete a quality control search validating the business as well as the CPA, also confirming CPA has a valid PTIN. However; the file does not contain any documentation for validation of business, CPA and PTIN number.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CPA PTIN Confirmation attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) PTIN verification attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/29/2021
XXXX	2023090191	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/29/2021
XXXX	2023090141	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	2	2	12/29/2021
XXXX	2023090141	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/29/2021
XXXX	2023090141	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/29/2021
XXXX	2023090184	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	2	2	12/29/2021
XXXX	2023090184	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	2	2	12/29/2021
XXXX	2023090184	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/29/2021
XXXX	2023090184	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/29/2021
XXXX	2023090121	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	2	2	12/29/2021
XXXX	2023090121	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/29/2021
XXXX	2023090121	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/29/2021
XXXX	2023090193	1 of 4	XXXX	XX/XX/XXXX	Compliance	Missing HOC Disclosure	XXXX	The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.						2	2	3	2	12/29/2021
XXXX	2023090193	2 of 4	XXXX	XX/XX/XXXX	Credit	Inc Misc	XXXX	The borrower is self-employed. Per the guidelines, the lender is required to complete a quality control search validating the CPA. However; the file does not contain any documentation for validation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CPA validation attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/29/2021
XXXX	2023090193	3 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The loan file is missing the 12 month Profit and Loss Statement.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) P&L attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/29/2021
XXXX	2023090193	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/29/2021
XXXX	2023090154	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/29/2021
XXXX	2023090154	2 of 3	XXXX	XX/XX/XXXX	Credit	Contract Concessions	XXXX	The CD reflected Seller Concessions of XXXX. However, the Purchase Contract only reflected seller concessions of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Addendum attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/29/2021
XXXX	2023090154	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/29/2021
XXXX	2023090199	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	2	2	12/29/2021
XXXX	2023090199	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/29/2021
XXXX	2023090199	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/29/2021
XXXX	2023090127	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	3	2	12/29/2021
XXXX	2023090127	2 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	Income Docs. The income/employment is not documented properly according to guides. The Borrower is self employed and being qualified under the Lite Doc program. The guidelines require a CPA/Accountant/Tax Preparer’s letter stating the borrower’s position/title, ownership percentage, and business inception date. In addition, the letter must be dated and signed on the firm’s letterhead. The CPA must include their contact information and must have a valid PTIN (preparer tax identification number). The loan file contains a CPA Letter dated XX/XX/XXXX that confirms the borrower is currently self employed as a carpenter. The loan file does not contain a CPA Letter that verifies or confirms the borrower’s ownership percentage. Also, the loan file does not contain documentation to support a satisfactory quality control check of the CPA/Accountant/Tax Preparer PTIN or it's validity.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Attached CPA PTIN and search. Schedule C filed on XXXX personal tax return. So don't need ownership percentage verify.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/29/2021
XXXX	2023090127	3 of 4	XXXX	XX/XX/XXXX	Credit	Resident Alien	XXXX	The loan file does not contain sufficient documentation to evidence borrower's residency. The 1003 indicates the Borrower is a Non-Permanent Resident. The guidelines indicates Non-Permanent Residents are permitted with a valid Employment Authorization or VISA. The loan file contains the Borrower's passport from Ecuador; but does not contain a valid Employment Authorization or VISA.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The borrower is an ITIN borrower. So that documentation is not required. Attached copy of IRS letter confirming tax ID as their second form of identification.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/29/2021
XXXX	2023090127	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/29/2021
XXXX	2023090124	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.		Resolved				2	2	3	2	12/29/2021
XXXX	2023090124	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Additional Credit Report fee and the Natural Disaster Inspection Fee. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the PCCD, LOE, Proof of delivery, and proof of refund.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	12/29/2021
XXXX	2023090124	3 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The Borrower is self employed and being qualified under the Lite Doc program. The guidelines require a CPA/Accountant/Tax Preparer’s letter stating the borrower’s position/title, ownership percentage, and business inception date. In addition, the letter must be dated and signed on the firm’s letterhead. The CPA must include their contact information and must have a valid PTIN (preparer tax identification number). The loan file contains a CPA Letter dated XX/XX/XXXX that confirms the borrower is the President of the company and the the Borrower personal and business contact information. The loan file does not contain a CPA Letter that verifies or confirms the borrower’s ownership percentage or business inception date. Also, the loan file does not contain documentation to support a satisfactory quality control check of the CPA/Accountant/Tax Preparer PTIN validity.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) PTIN + CPA Letter + Google Search attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) CPA Letter attached.	Response 1 (XX/XX/XXXX XX:XXPM) CPA Letter provided is too old. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/29/2021
XXXX	2023090124	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/29/2021
XXXX	2023090177	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	3	2	12/27/2021
XXXX	2023090177	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves and XXXX shortage in total assets.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Per final CD, cash to close required XXXX, plus 3 months PITIA XXXX, total required XXXX. We’ve verified assets from the transaction activity of XXXX XXXX, XXXX XXXX and XXXX XXXX, total at XXXX, which is sufficient. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Attached documents shows appraisal and insurance fee were paid by credit card. The POC payments were paid before closing date 10/4.	Response 1 (XX/XX/XXXX XX:XXPM) The shortage of XXXX was due to no evidence that the $595 appraisal payment and XXXX insurance premium had cleared. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/27/2021
XXXX	2023090177	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/27/2021
XXXX	2023090185	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/27/2021
XXXX	2023090185	2 of 3	XXXX	XX/XX/XXXX	Credit	Red Flags not fraud	XXXX	Red Flags were missed and/or not addressed by the underwriter. The credit report reflected Fraud Alert which was not documented in the loan file that the lender investigated and confirmed with the borrower.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) TQL Comments regarding Fraud Alerts attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/27/2021
XXXX	2023090185	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/27/2021
XXXX	2023090210	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/27/2021
XXXX	2023090210	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/27/2021
XXXX	2023090210	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/27/2021
XXXX	2023090135	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	2	2	12/27/2021
XXXX	2023090135	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/27/2021
XXXX	2023090135	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/27/2021
XXXX	2023090136	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	2	2	12/27/2021
XXXX	2023090136	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/27/2021
XXXX	2023090136	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value within variance.						1	1	2	2	12/27/2021
XXXX	2023090164	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	3	2	12/27/2021
XXXX	2023090164	2 of 3	XXXX	XX/XX/XXXX	Credit	Inc Misc	XXXX	The borrower is self-employed. Per the guidelines, the lender is required to complete a quality control search validating the CPA. However; the file does not contain any documentation for validation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Attached PTIN	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/27/2021
XXXX	2023090164	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/27/2021
XXXX	2023090163	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	2	2	12/27/2021
XXXX	2023090163	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/27/2021
XXXX	2023090163	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/27/2021
XXXX	2023090134	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/27/2021
XXXX	2023090134	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/27/2021
XXXX	2023090134	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/27/2021
XXXX	2023090172	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/27/2021
XXXX	2023090172	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/27/2021
XXXX	2023090172	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/27/2021
XXXX	2023090166	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/27/2021
XXXX	2023090166	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/27/2021
XXXX	2023090166	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/27/2021
XXXX	2023090140	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/27/2021
XXXX	2023090140	2 of 3	XXXX	XX/XX/XXXX	Credit	Flood Cert	XXXX	The flood certificate is missing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the Flood Cert.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/27/2021
XXXX	2023090140	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The loan file contains an AVM dated XX/XX/XXXX with an estimated vale of XXXX, which is XXXX% greater than the appraised value of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CDA uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)		3	1	3	1	12/27/2021
XXXX	2023090197	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	2	2	12/27/2021
XXXX	2023090197	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/27/2021
XXXX	2023090197	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/27/2021
XXXX	2023090200	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/27/2021
XXXX	2023090200	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/27/2021
XXXX	2023090200	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/27/2021
XXXX	2023090192	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/22/2021
XXXX	2023090192	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The estimate of cost new is XXXX. The evidence of HOI in the loan file indicates a total coverage of XXXX, which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of HOI.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the HOI and Reconstruction Cost Estimator.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/22/2021
XXXX	2023090192	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/22/2021
XXXX	2023090132	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/22/2021
XXXX	2023090132	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/22/2021
XXXX	2023090132	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/22/2021
XXXX	2023090198	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/22/2021
XXXX	2023090198	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/22/2021
XXXX	2023090198	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/22/2021
XXXX	2023090176	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/22/2021
XXXX	2023090176	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/22/2021
XXXX	2023090176	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/22/2021
XXXX	2023090161	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/22/2021
XXXX	2023090161	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/22/2021
XXXX	2023090161	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/22/2021
XXXX	2023090187	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. The Loan is compliant.						2	2	2	2	12/22/2021
XXXX	2023090187	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/22/2021
XXXX	2023090187	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/22/2021
XXXX	2023090157	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/22/2021
XXXX	2023090157	2 of 3	XXXX	XX/XX/XXXX	Credit	Contract Concessions	XXXX	Excessive seller concessions. Seller contribution of XXXX exceeds seller contribution allowed of XXXX		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Contract of sale indicates the XXXX seller credit (in XXXX), and per our guideline, seller credits are allowed to up 6% of contract price on Owner-Occupied loans. So XXXX didn’t exceed seller contribution allow.	Response 1 (XX/XX/XXXX XX:XXPM) LTV is still within guidelines. (Resolved)		3	1	3	1	12/22/2021
XXXX	2023090157	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/22/2021
XXXX	2023090181	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/22/2021
XXXX	2023090181	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/22/2021
XXXX	2023090181	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/22/2021
XXXX	2023090144	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	2	2	12/22/2021
XXXX	2023090144	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/22/2021
XXXX	2023090144	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/22/2021
XXXX	2023090146	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/22/2021
XXXX	2023090146	2 of 3	XXXX	XX/XX/XXXX	Credit	Assets	XXXX	The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence 6 months reserves totaling XXXX (XXXX PITIA x 6 months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction of which XXXX was required to be liquid. The loan file contained evidence of XXXX in liquid assets including the earnest money deposit of XXXX. The originating underwriter included XXXX in assets from a XXXX investment account (XXXX), evidenced by an account statement dated XX/XX/XXXX. However, XXXX of those funds were transferred to the borrower(s) XXXX account (XXXX) on XX/XX/XXXX in XXXX increments of XXXX each. As a result there was a XXXX shortage of verified liquid assets and XXXX in reserves.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Attached is borrower's life insurance account, the cash surrender value of XXXX can cover the asset reserves shortage.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/22/2021
XXXX	2023090146	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/22/2021
XXXX	2023090173	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/22/2021
XXXX	2023090173	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/22/2021
XXXX	2023090173	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The AVM in the file dated XX/XX/XXXX reflected a value of XXXX which is a XXXX% variance from the appraised value of XXXX. The loan file did not contain a CDA or 2nd appraisal.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CDA uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)		3	1	3	1	12/22/2021
XXXX	2023090188	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/22/2021
XXXX	2023090188	2 of 3	XXXX	XX/XX/XXXX	Credit	Contract	XXXX	The file contained no evidence of a properly executed sales contract.(contract is missing) The Final CD reflects Seller Concessions credited to the borrower in the amount of XXXX. The purchase contract does not reflect Seller Concessions and there is no addendum to the purchase contract in the file. The loan file does not contain a purchase contract addendum for the XXXX Seller Concessions reflected on the Final CD.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Addendum attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/22/2021
XXXX	2023090188	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/22/2021
XXXX	2023090122	1 of 3	XXXX	XX/XX/XXXX	Compliance	Missing Mortgage	XXXX	The mortgage is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Mortgages attached here.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	4	1	12/20/2021
XXXX	2023090122	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	4	1	12/20/2021
XXXX	2023090122	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	4	1	12/20/2021
XXXX	2023090151	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	3	2	12/20/2021
XXXX	2023090151	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	3	2	12/20/2021
XXXX	2023090151	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/20/2021
XXXX	2023090151	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM report Rebuttal 2 (XX/XX/XXXX XX:XXPM) CDA uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/20/2021
XXXX	2023090156	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/20/2021
XXXX	2023090156	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/20/2021
XXXX	2023090156	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/20/2021
XXXX	2023090152	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount, Transfer Taxes increased. Your total tolerance violation is XXXX. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The transfer taxes increased because it was then discovered that this would be a new constuction and that the buyer would be responsible for paying the seller-paid transfer taxes. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Please see attached for the PCCD, LOE, Proof of delivery, and proof of refund.	Response 1 (XX/XX/XXXX XX:XXPM) The explanation provided is not sufficient to cure the finding. The Purchase Contract was signed by the Borrower on XX/XX/XXXX, The Purchase Contract addresses a Certificate of Occupancy and closing costs in section 9. The fact that the property was New Construction and that Transfer Taxes were to be paid by Buyer and Seller were known at that time. A cost to cure in the amount of XXXX remains (Upheld). Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	12/20/2021
XXXX	2023090152	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/20/2021
XXXX	2023090152	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/20/2021
XXXX	2023090138	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/20/2021
XXXX	2023090138	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/20/2021
XXXX	2023090138	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/20/2021
XXXX	2023090170	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/20/2021
XXXX	2023090170	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/20/2021
XXXX	2023090170	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/20/2021
XXXX	2023090194	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/20/2021
XXXX	2023090194	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/20/2021
XXXX	2023090194	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/20/2021
XXXX	2023090162	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/20/2021
XXXX	2023090162	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/20/2021
XXXX	2023090162	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/20/2021
XXXX	2023090147	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/20/2021
XXXX	2023090147	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/20/2021
XXXX	2023090147	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The AVM dated XX/XX/XXXX reflected a value of XXXX, which is an XXXX% variance from the appraised value of XXXX. The loan file did not contain a 2nd appraisal or CDA.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CDA uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)		3	1	3	1	12/20/2021
XXXX	2023090195	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	3	2	12/20/2021
XXXX	2023090195	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Reserve Assets. Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX*3 mo=XXXX+XXXX (Cash to Close per Final CD). Assets verified XXXX. Appraisal Invoice provided. HOI invoice provided. Rebuttal 2 (XX/XX/XXXX XX:XXPM) HOI payment came from another account of the borrower's held at XXXX ending XXXX. This did not effect the account that held the qualifying assets, XXXX XXXX.	Response 1 (XX/XX/XXXX XX:XXPM) HOI invoice indicates Insurance was paid 2 days prior to closing, which is after bank statements were dated. Method of payment is required and evidence the payment did not reduce other documented funds. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/20/2021
XXXX	2023090195	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/20/2021
XXXX	2023090131	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	3	2	12/20/2021
XXXX	2023090131	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves and assets to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves, XXXX in Total Asset Shortage and XXXX in Liquid Asset Shortage.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX* 3 mo= XXXX+ XXXX (Cash to Close per Final CD)= XXXX. Assets verified XXXX. EMD + HOI invoice attached. Bank Statements attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Cash in banks is XXXX. Bank Statements attached. XXXX XXXX - XXXX. XXXX XXXX - XXXX. XXXX XXXX XXXX. Rebuttal 3 (XX/XX/XXXX XX:XXPM) Additional assets attached.	Response 1 (XX/XX/XXXX XX:XXPM) Credit was given at review for the XXXX EMD. The only new payment provided was the XXXX HOI policy. Total assets required XXXX POC + XXXX EMD + XXXX cash to close + XXXX reserves = XXXX. Total documented assets XXXX POC + XXXX EMD + XXXX cash in banks = XXXX. Assets are still short by XXXX. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Bank Statements attached in rebuttal. XXXX XXXX - XXXX. XXXX XXXX - XXXX. XXXX XXXX XXXX. Total of all 3 accounts equals XXXX. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/20/2021
XXXX	2023090131	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/20/2021
XXXX	2023090182	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/20/2021
XXXX	2023090182	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/20/2021
XXXX	2023090182	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/20/2021
XXXX	2023090123	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/20/2021
XXXX	2023090123	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV on a cash-out refinance on a Primary Property. Per guidelines the maximum LTV on a cash-out refinance with a borrower credit score XXX or under is 60%. The subject loan closed on XX/XX/XXXX with an LTV of XXXX% and a borrower credit score of XXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Guidelines attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/20/2021
XXXX	2023090123	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The loan file contains an AVM dated XX/XX/XXXX with an estimated value of XXXX which is XXXX% less then the appraised value of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CDA uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) CDA supports appraised value. (Resolved)		3	1	3	1	12/20/2021
XXXX	2023090165	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/20/2021
XXXX	2023090165	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/20/2021
XXXX	2023090165	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/20/2021
XXXX	2023090171	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	3	2	12/20/2021
XXXX	2023090171	2 of 3	XXXX	XX/XX/XXXX	Credit	Resident Alien	XXXX	The borrower indicates Non-Permanent Resident Alien status; however, the file contains no evidence documenting valid employment authorization or VISA as required by guidelines.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please see ITIN documentation and our CDL guideline on it.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/20/2021
XXXX	2023090171	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/20/2021
XXXX	2023090148	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	2	2	12/20/2021
XXXX	2023090148	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/20/2021
XXXX	2023090148	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/20/2021
XXXX	2023090150	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/17/2021
XXXX	2023090150	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/17/2021
XXXX	2023090150	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/17/2021
XXXX	2023090160	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/17/2021
XXXX	2023090160	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/17/2021
XXXX	2023090160	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/17/2021
XXXX	2023090213	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/17/2021
XXXX	2023090213	2 of 3	XXXX	XX/XX/XXXX	Credit	Miscellaneous	XXXX	The Lender's guidelines required verification of no late mortgage payments for all properties within the last 12 months. The loan file contained mortgage statements confirming payments made for the primary residence and one rental property, but there was no confirmation that payments were made on time for the two rental properties in XXXX. The credit report only reports these payment history through XX/XX/XXXX, with no supplement to confirm payments made on time through closing date of XX/XX/XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Supplements indicate that payments were made on time.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/17/2021
XXXX	2023090213	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/17/2021
XXXX	2023090168	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/17/2021
XXXX	2023090168	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/17/2021
XXXX	2023090168	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/17/2021
XXXX	2023090139	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/17/2021
XXXX	2023090139	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/17/2021
XXXX	2023090139	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/17/2021
XXXX	2023090142	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XX XX XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	2	2	12/17/2021
XXXX	2023090142	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/17/2021
XXXX	2023090142	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/17/2021
XXXX	2023090004	1 of 4	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	The Home Loan Toolkit is missing. Although the first page of the disclosure was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.	Provide evidence that the following disclosures were provided to the consumer within 3 business days of application: Home Loan Toolkit					2	2	2	2	4/12/2019
XXXX	2023090004	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD- Closing Information/Closing Date	XXXX	The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect.	The following documents are required to cure the violation: LOE to consumer, PCCD with correction, and proof of delivery.					2	2	2	2	4/12/2019
XXXX	2023090004	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	4/12/2019
XXXX	2023090004	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)		3	1	2	2	4/12/2019